Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC Indemnity Corporation
FGIC Financial Guaranty
Insurance Company
FSA Financial Security
Assurance
G.O. Bonds General Obligation Bonds
LOC Letter of Credit
MBIA MBIA Insurance Company
Radian Insd. Radian Group Insured
VRDN Variable Rate
Demand Notes

MUNICIPAL BONDS AND NOTES (95.1%)(a)
	Rating (RAT)	Principal amount	Value

Pennsylvania (90.7%)

Allegheny Cnty., G.O. Bonds, Ser. C-56, FSA, 4 1/2s, 10/1/06	Aaa	$5,000,000	$5,083,000
Allegheny Cnty., Higher Edl. Bldg. Auth. Rev. Bonds (Robert Morris College), Ser. A, 6 1/4s, 2/15/26	Baa3	2,250,000	2,326,073
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Children's Hosp.), MBIA, 5 3/8s, 7/1/17	Aaa	2,450,000	2,786,042
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr. Presbyterian), Ser. D, MBIA, 2.50s, 3/1/20	VMIG1	1,200,000	1,200,000
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.) 6s, 1/15/14	Baa1	2,555,000	2,702,424
Ser. A, 5.6s, 9/1/30	Baa1	500,000	523,560
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds (Waterfront), Ser. B, 6.4s, 12/15/18	A-	2,000,000	2,225,160
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	1,695,000	1,881,975
5 1/2s, 12/1/30	Aaa	305,000	332,956
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	1,250,000	1,251,775
Berks Cnty., Muni. Auth. Rev. Bonds (Albright College), 5 3/8s, 10/1/28	Baa3	735,000	772,375
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34	BBB+	1,000,000	1,076,460
AMBAC, 5 1/2s, 9/15/17	Aaa	1,000,000	1,104,360
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (Waste Mgmt., Inc.), 4.9s, 2/1/08	BBB	2,250,000	2,317,208
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	1,800,000	1,927,080
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 5/8s, 7/1/34	BB-/P	500,000	555,710
College Township, Indl. Dev. Auth. Rev. Bonds (Nittany Valley Rehab. Hosp.), 7 5/8s, 11/1/07	AAA/P	290,000	303,845
Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18	Aaa	1,010,000	1,107,980
Dauphin Cnty., Gen. Auth. VRDN (School Dist. Pooled Fin. Project II), AMBAC, 2.45s, 9/1/32
(Bank of Nova Scotia (LOC)) (SEG)	VMIG1	3,520,000	3,520,000
Dauphin Cnty., Hosp. Rev. Bonds (Northwestern Med. Ctr.), 8 5/8s, 10/15/13	AAA	1,760,000	1,803,525
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,309,100
Delaware Cnty., College Auth. Rev. Bonds
(Haverford College), 5 3/4s, 11/15/25	AA	1,000,000	1,112,250
(Neumann College), 5 1/8s, 10/1/11	BBB-	2,110,000	2,183,491
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	BB+	1,200,000	1,262,580
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s, 7/1/20	A2	1,130,000	1,265,837
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27	Aaa	3,000,000	3,576,240
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	AAA	2,755,000	2,946,720
Erie, Swr. Auth. Rev. Bonds, Ser. B, AMBAC, 5 1/8s, 6/1/20	Aaa	2,500,000	2,825,500
Erie-Western PA Port Auth. Rev. Bonds
6 7/8s, 6/15/16	BB+	915,000	951,756
6 1/4s, 6/15/10	BB+	750,000	784,095
Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23	Aaa	1,000,000	1,075,720
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A-	1,500,000	1,606,335
Lancaster, Higher Ed. Auth. Rev. Bonds (Franklin & Marshall College), Ser. A, 5 1/4s, 4/15/14	A1	1,000,000	1,092,910
Langhorne Manor Boro, Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), Radian Insd., 5.1s,
11/15/21	AA	1,285,000	1,358,888
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent College), 5.7s, 5/1/31	Baa1	1,500,000	1,607,505
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,887,225
FSA, 5 1/4s, 7/1/16	Aaa	1,950,000	2,130,083
Lehigh Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp.), FGIC, 4.7s, 9/1/29	Aaa	2,000,000	2,033,680
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Montenay Resource Recvy.), Ser. A, MBIA
5 1/4s, 11/1/14	Aaa	2,175,000	2,454,444
5s, 11/1/12	Aaa	1,465,000	1,616,569
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA
5s, 12/15/29	Aaa	1,600,000	1,701,920
5s, 2/15/28	Aaa	1,525,000	1,628,014
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (New Morgan Landfill Co., Inc.), 6 1/2s,
4/1/19	BB-	450,000	450,257
PA Convention Ctr. Auth. Rev. Bonds, Ser. A, 6 3/4s, 9/1/19	Baa2	2,000,000	2,025,820
PA Econ. Dev. Fin. Auth. Rev. Bonds
(MacMillan Ltd. Partnership), 7.6s, 12/1/20	Baa2	4,000,000	4,123,480
(Amtrak), Ser. A , 6 1/4s, 11/1/31	A3	1,000,000	1,082,740
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	Aa3	2,000,000	2,263,780
PA Hsg. Fin. Agcy. Rev. Bonds (Single Family Mtge.), Ser. 88A
4.15s, 10/1/14	AA+	895,000	900,110
4.15s, 4/1/14	AA+	420,000	422,398
4.05s, 10/1/13	AA+	850,000	855,219
4.05s, 4/1/13	AA+	380,000	382,208
3.9s, 10/1/12	AA+	810,000	813,961

3.9s, 4/1/12	AA+	790,000	793,626
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Northampton Generating), Ser. A,
6.6s, 1/1/19	BB	2,300,000	2,324,495
PA State Higher Edl. Fac. Auth. G.O. Bonds (Allegheny), Ser. B, 6 1/8s, 11/1/13	BBB+	225,000	225,432
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), 5 1/2s, 5/1/12	A2	3,000,000	3,276,900
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,065,470
(Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24	Aaa	1,250,000	1,345,338
(Philadelphia College of Osteopathic Med.), 5s, 12/1/15	A	1,485,000	1,601,439
(Philadelphia College of Osteopathic Med.), 5s, 12/1/10	A	1,155,000	1,224,127
PA State Pub. School Bldg. Auth. (Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	AAA	3,280,000	3,538,366
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	3,000,000	3,265,950
(Career Inst. of Tech.), FGIC, 5s, 11/15/28	Aaa	1,000,000	1,068,020
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s, 12/1/34	AAA	2,055,000	2,176,430
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, MBIA, 5s, 12/1/24	AAA	1,000,000	1,073,150
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aaa	2,000,000	2,151,600
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B, FSA, 5 1/4s, 10/1/11	Aaa	1,690,000	1,867,923
Philadelphia, Gas Wks. Rev. Bonds
Ser. 2nd, FSA, 5 1/2s, 7/1/16	Aaa	2,600,000	2,819,674
Ser. 3rd, FSA, 5 1/8s, 8/1/31	Aaa	2,000,000	2,096,820
Ser. A-1, FSA, 5s, 9/1/26	Aaa	2,000,000	2,131,060
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21 (In default) (NON)	Ca	717,891	72
(Jeanes Hlth. Syst.), 6.6s, 7/1/10	AAA	1,375,000	1,498,063
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s, 5/1/18	Aaa	1,585,000	1,746,131
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7
1/4s, 7/1/18 (In default) (NON)	Ca	2,429,365	243
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.)
2.34s, 7/1/25	A-1+	5,000,000	5,000,000
2.81s, 7/1/10	P-1	2,500,000	2,500,000
Philadelphia, Indl. Dev. Auth. Arpt. Rev. Bonds (Aero Philadelphia, LLC), 5 1/2s, 1/1/24	BB/P	1,000,000	1,002,030
Philadelphia, School Dist. G.O. Bonds
Ser. C, MBIA, 5 3/4s, 3/1/29	Aaa	8,250,000	9,126,233
Ser. B, FGIC, 5 5/8s, 8/1/21	Aaa	3,000,000	3,407,520
Ser. A, AMBAC, 5s, 8/1/22	Aaa	1,000,000	1,075,980
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, FSA, 5s, 7/1/24	Aaa	1,000,000	1,080,490
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, MBIA, 6 1/4s, 8/1/08	Aaa	4,000,000	4,351,720
Pittsburgh, G.O. Bonds, AMBAC, 5 1/2s, 9/1/14	Aaa	2,160,000	2,268,475
Pittsburgh, Pub. Pkg. Auth. Rev. Bonds, AMBAC, 5s, 12/1/12	Aaa	1,885,000	2,075,668
Pittsburgh, School Dist. G.O. Bonds, FSA, 5 3/8s, 9/1/15	Aaa	895,000	1,026,458
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,500,000	1,610,460
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31	AAA/P	1,500,000	1,801,905
Seneca Valley, School Dist. G.O. Bonds, FGIC, 5 1/8s, 1/1/23	Aaa	1,000,000	1,092,180
State Pub. School Bldg. Auth. Rev. Bonds (Richland School Dist.), FGIC, 5s, 11/15/29	AAA	5,000,000	5,333,550
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Aaa	1,200,000	1,390,231
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (1st Mtge. AHF/Central), 7 3/4s,
1/1/29	B-/P	275,000	283,074
West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s, 12/15/27	BBB+	1,500,000	1,631,100
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB+	500,000	542,760
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	1,000,000	1,076,940

York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev. Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07	AAA/P	410,000	426,966
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	803,955

			173,730,367

Puerto Rico (4.4%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	1,745,000	1,825,078
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s, 7/1/26	Aaa	2,500,000	2,773,075
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 7/8s, 8/1/14	Aaa	2,000,000	2,219,420
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,635,900

			8,453,473

Total investments (cost $174,714,784) (b)			$182,183,840

Putnam Pennsylvania Tax Exempt Income Fund

FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation
U.S. Treasury Note 10 yr (Short)	54	$ 6,097,780	Sep-05	$(8,176)
U.S. Treasury Note 10 yr (Short)	1	112,078	Dec-05	(1,048)

Total				$(9,224)

NOTES

(a) Percentages indicated are based on net assets of $191,499,519.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $174,669,703, resulting in gross unrealized appreciation and depreciation of $10,982,441 and $3,468,304, respectively, or net unrealized appreciation of $7,514,137.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

The rates shown on VRDN's and Mandatory Put Bonds are the current interest rates at August 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Health care	12.7%
Water and sewer	11.4
Education	10.7

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

FSA	16.8%
MBIA	14.4
AMBAC	14.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005